                                 PRIME PORTFOLIO
                              CASH MANAGEMENT CLASS

                         Supplement dated June 12, 2003
                    to the Prospectus dated December 18, 2002
                         as supplemented April 17, 2003


         This supplement supersedes and replaces in its entirety the supplement dated April 17, 2003.

The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE - ANNUAL FUND OPERATING EXPENSES" on page 3 of the Prospectus:

         "ANNUAL FUND OPERATING EXPENSES(1)
         -----------------------------------------------------------------------
         (expenses that are deducted
         from fund assets)                                 CASH MANAGEMENT CLASS
         -----------------------------------------------------------------------

         Management Fees(2)                                        0.15%

         Distribution and/or
         Service (12b-1) Fees                                      0.10

         Other Expenses                                            0.03

         Total Annual Fund
         Operating Expenses(3)                                     0.28

----------

     (1) There is no guarantee that actual expenses will be the same as those shown in the table.

     (2) Restated to reflect current agreement effective January 1, 2002.

     (3) The distributor has agreed to waive 0.02% of the Rule 12b-1 fee. The investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Directors, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Total Annual Fund Operating Expenses, net of the current agreements, are 0.20%. These agreements may be terminated or modified at any time.

         You may also be charged a transaction or other fee by the financial institution managing your account."

The following information replaces in its entirety the first paragraph under the heading "OTHER INFORMATION - Dividends and Distributions - Dividends" on page 4 of the prospectus:

         "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Redeeming Shares - Timing and Method of Payment" on page A-2 of the prospectus:

         "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Determination of Net Asset Value" of page A-2 of the prospectus:

         "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Timing of Orders" on pages A-2 and A-3 of the prospectus:

         "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                                 PRIME PORTFOLIO
                               INSTITUTIONAL CLASS

                         Supplement dated June 12, 2003
                    to the Prospectus dated December 18, 2002
                         as supplemented April 17, 2003


         This supplement supersedes and replaces in its entirety the supplement dated April 17, 2003.

The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE - ANNUAL FUND OPERATING EXPENSES" on page 3 of the Prospectus:

         "ANNUAL FUND OPERATING EXPENSES(1)
         -----------------------------------------------------------------------
         (expenses that are deducted
         from fund assets)                                   INSTITUTIONAL CLASS
         -----------------------------------------------------------------------

         Management Fees(2)                                         0.15%

         Distribution and/or
         Service (12b-1) Fees                                       None

         Other Expenses                                             0.03

         Total Annual Fund
         Operating Expenses(3)                                      0.18

----------

     (1) There is no guarantee that actual expenses will be the same as those shown in the table.

     (2) Restated to reflect current agreement effective January 1, 2002.

     (3) The investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Directors, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Total Annual Fund Operating Expenses, net of the current agreements, are 0.12%. This agreement may be terminated or modified at any time.

         You may also be charged a transaction or other fee by the financial institution managing your account."


The following information replaces in its entirety the first paragraph under the heading "OTHER INFORMATION - Dividends and Distributions - Dividends" on page 4 of the prospectus:

         "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Redeeming Shares - Timing and Method of Payment" on page A-2 of the prospectus:

         "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Determination of Net Asset Value" of page A-2 of the prospectus:

         "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Timing of Orders" on pages A-2 and A-3 of the prospectus:

         "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                                 PRIME PORTFOLIO
                            PERSONAL INVESTMENT CLASS

                         Supplement dated June 12, 2003
                    to the Prospectus dated December 18, 2002
                         as supplemented April 17, 2003


         This supplement supersedes and replaces in its entirety the supplement dated April 17, 2003.

The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE - ANNUAL FUND OPERATING EXPENSES" on page 3 of the Prospectus:

         "ANNUAL FUND OPERATING EXPENSES(1)
         -----------------------------------------------------------------------
         (expenses that are deducted
         from fund assets)                             PERSONAL INVESTMENT CLASS
         -----------------------------------------------------------------------

         Management Fees(2)                                      0.15%

         Distribution and/or
         Service (12b-1) Fees                                    0.75

         Other Expenses                                          0.03

         Total Annual Fund
         Operating Expenses(3)                                   0.93

----------

    (1) There is no guarantee that actual expenses will be the same as those shown in the table.

    (2)  Restated to reflect current agreement effective January 1, 2002.

    (3) The distributor has agreed to waive 0.20% of the Rule 12b-1 fee. The investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Directors, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Total Annual Fund Operating Expenses, net of the current agreements, are 0.67%. These agreements may be terminated or modified at any time.

         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge. You may also be charged a transaction or other fee by the financial institution managing your account."

The following information replaces in its entirety the first paragraph under the heading "OTHER INFORMATION - Dividends and Distributions - Dividends" on page 4 of the prospectus:

         "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Redeeming Shares - Timing and Method of Payment" on page A-2 of the prospectus:

         "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Determination of Net Asset Value" of page A-2 of the prospectus:

         "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Timing of Orders" on pages A-2 and A-3 of the prospectus:

         "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                                 PRIME PORTFOLIO
                            PRIVATE INVESTMENT CLASS

                         Supplement dated June 12, 2003
                    to the Prospectus dated December 18, 2002
                         as supplemented April 17, 2003


         This supplement supersedes and replaces in its entirety the supplement dated April 17, 2003.

The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE - ANNUAL FUND OPERATING EXPENSES" on page 3 of the Prospectus:

         "ANNUAL FUND OPERATING EXPENSES(1)
         -----------------------------------------------------------------------
         (expenses that are deducted
         from fund assets)                              PRIVATE INVESTMENT CLASS
         -----------------------------------------------------------------------

         Management Fees(2)                                      0.15%

         Distribution and/or
         Service (12b-1) Fees                                    0.50

         Other Expenses                                          0.03

         Total Annual Fund
         Operating Expenses(3)                                   0.68

----------

    (1) There is no guarantee that actual expenses will be the same as those shown in the table.

    (2)  Restated to reflect current agreement effective January 1, 2002.

    (3) The distributor has agreed to waive 0.20% of the Rule 12b-1 fee. The investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Directors, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Total Annual Fund Operating Expenses, net of the current agreements, are 0.42%. These agreements may be terminated or modified at any time.

         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge. You may also be charged a transaction or other fee by the financial institution managing your account."

The following information replaces in its entirety the first paragraph under the heading "OTHER INFORMATION - Dividends and Distributions - Dividends" on page 4 of the prospectus:

         "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Redeeming Shares - Timing and Method of Payment" on page A-2 of the prospectus:

         "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Determination of Net Asset Value" of page A-2 of the prospectus:

         "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Timing of Orders" on pages A-2 and A-3 of the prospectus:

         "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                                 PRIME PORTFOLIO
                                 RESOURCE CLASS

                         Supplement dated June 12, 2003
                    to the Prospectus dated December 18, 2002
                         as supplemented April 17, 2003


         This supplement supersedes and replaces in its entirety the supplement dated April 17, 2003.

The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE - ANNUAL FUND OPERATING EXPENSES" on page 3 of the Prospectus:

         "ANNUAL FUND OPERATING EXPENSES(1)
         -----------------------------------------------------------------------
         (expenses that are deducted
         from fund assets)                                        RESOURCE CLASS
         -----------------------------------------------------------------------

         Management Fees(2)                                            0.15%

         Distribution and/or
         Service (12b-1) Fees                                          0.20

         Other Expenses                                                0.03

         Total Annual Fund
         Operating Expenses(3)                                         0.38

----------

    (1) There is no guarantee that actual expenses will be the same as those shown in the table.

    (2)  Restated to reflect current agreement effective January 1, 2002.

    (3) The distributor has agreed to waive 0.04% of the Rule 12b-1 fee. The investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Directors, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Total Annual Fund Operating Expenses, net of the current agreements, are 0.28%. These agreements may be terminated or modified at any time.

         You may also be charged a transaction or other fee by the financial institution managing your account."

The following information replaces in its entirety the first paragraph under the heading "OTHER INFORMATION - Dividends and Distributions - Dividends" on page 4 of the prospectus:

         "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Redeeming Shares - Timing and Method of Payment" on page A-2 of the prospectus:

         "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Determination of Net Asset Value" of page A-2 of the prospectus:

         "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Timing of Orders" on pages A-2 and A-3 of the prospectus:

         "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                                 PRIME PORTFOLIO
                                  RESERVE CLASS

                         Supplement dated June 12, 2003
                    to the Prospectus dated December 18, 2002
                         as supplemented April 17, 2003


         This supplement supersedes and replaces in its entirety the supplement dated April 17, 2003.

The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE - ANNUAL FUND OPERATING EXPENSES" on page 3 of the Prospectus:

         "ANNUAL FUND OPERATING EXPENSES(1)
         -----------------------------------------------------------------------
         (expenses that are deducted
         from fund assets)                                         RESERVE CLASS
         -----------------------------------------------------------------------

         Management Fees(2)                                            0.15%

         Distribution and/or
         Service (12b-1) Fees                                          1.00

         Other Expenses                                                0.03

         Total Annual Fund
         Operating Expenses(3)                                         1.18

----------

    (1) There is no guarantee that actual expenses will be the same as those shown in the table.

    (2)  Restated to reflect current agreement effective January 1, 2002.

    (3) The distributor has agreed to waive 0.13% of the Rule 12b-1 fee. The investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Directors, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Total Annual Fund Operating Expenses, net of the current agreements, are 0.99%. These agreements may be terminated or modified at any time.

         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge. You may also be charged a transaction or other fee by the financial institution managing your account."

The following information replaces in its entirety the first paragraph under the heading "OTHER INFORMATION - Dividends and Distributions - Dividends" on page 4 of the prospectus:

         "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Redeeming Shares - Timing and Method of Payment" on page A-2 of the prospectus:

         "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Determination of Net Asset Value" of page A-2 of the prospectus:

         "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Timing of Orders" on pages A-2 and A-3 of the prospectus:

         "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                                 PRIME PORTFOLIO
                                   SWEEP CLASS

                         Supplement dated June 12, 2003
                    to the Prospectus dated December 18, 2002
                         as supplemented April 17, 2003


         This supplement supersedes and replaces in its entirety the supplement dated April 17, 2003.

The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE - ANNUAL FUND OPERATING EXPENSES" on page 3 of the Prospectus:

         "ANNUAL FUND OPERATING EXPENSES(1)
         -----------------------------------------------------------------------
         (expenses that are deducted
         from fund assets)                                           SWEEP CLASS
         -----------------------------------------------------------------------

         Management Fees(2)                                             0.15%

         Distribution and/or
         Service (12b-1) Fees                                           0.25

         Other Expenses(3)                                              0.03

         Total Annual Fund
         Operating Expenses(4)                                          0.43

----------

    (1) There is no guarantee that actual expenses will be the same as those shown in the table.

    (2)  Restated to reflect current agreement effective January 1, 2002.

    (3) Other Expenses are based on estimated amounts for the current fiscal year.

    (4) The investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Directors, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Total Annual Fund Operating Expenses, net of the current agreement, are 0.37%. This agreement may be terminated or modified at any time.

         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge. You may also be charged a transaction or other fee by the financial institution managing your account. Your financial institution may charge you additional fees for participation in a sweep program."

The following information replaces in its entirety the first paragraph under the heading "OTHER INFORMATION - Dividends and Distributions - Dividends" on page 4 of the prospectus:

         "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Redeeming Shares - Timing and Method of Payment" on page A-2 of the prospectus:

         "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Determination of Net Asset Value" of page A-2 of the prospectus:

         "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Timing of Orders" on pages A-2 and A-3 of the prospectus:

         "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                           SHORT-TERM INVESTMENTS CO.

                                PRIME PORTFOLIO

                            (CASH MANAGEMENT CLASS)
                             (INSTITUTIONAL CLASS)
                          (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                (RESERVE CLASS)
                                (RESOURCE CLASS)
                                 (SWEEP CLASS)

                       Supplement dated June 12, 2003 to
        the Statement of Additional Information dated December 18, 2002 as supplemented January 24, 2003 and April 17, 2003


The following information replaces paragraphs eight through ten in their entirety under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on page 12 of the Statement of Additional Information:

                  "AIM has voluntarily agreed to waive a portion of advisory fees payable by the Portfolio. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Portfolio's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board of Directors. See "Description of the Portfolio and Its Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies."

                  The management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio for the last three fiscal years ended August 31 are found in Appendix E."


The following information replaces in its entirety the fifth paragraph under the heading "BROKERAGE ALLOCATION AND OTHER PRACTICES - BROKERAGE SELECTION" on page 14 of the Statement of Additional Information:

                  "AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and
         (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker- dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts."


The following information replaces paragraphs four through six in their entirety under the heading "DISTRIBUTION OF SECURITIES - DISTRIBUTION PLAN" on page 20 of the Statement of Additional Information:

                  "FMC may from time to time waive or reduce any portion of its 12b-1 fee for Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class or Sweep Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Company.

                  The Portfolio may pay a service fee of up to 0.25% of the average daily net assets of the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class to selected dealers, banks and financial institutions or their affiliates, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Portfolio. Under the terms of a shareholder service agreement, such personal shareholder services include (i) answering customer inquiries regarding the shares of these classes and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment of customer cash account balances in the shares of these classes; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Company may request on behalf of the shares of these classes, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation."


The following information is added at the beginning of the section appearing under the heading "DIRECTORS AND OFFICERS - OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

"Kevin M. Carome(3) - 1956        2003     Director, Senior Vice President and General      N/A"
Senior Vice President                      Counsel, A I M Management Group Inc.
                                           (financial services holding company) and
                                           A I M Advisors, Inc.; and Vice President,
                                           A I M Capital Management, Inc.,
                                           A I M Distributors, Inc. and A I M Fund
                                           Services; Director, Vice President and General
                                           Counsel, Fund Management Company
                                           Formerly:  Senior Vice President and General
                                           Counsel, Liberty Financial Companies, Inc.;
                                           and Senior Vice President and General Counsel,
                                           Liberty Funds Group, LLC

The following information is added at the end of the section appearing under the heading "DIRECTORS AND OFFICERS - OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

"Nancy L. Martin(5) - 1957        2003     Vice President, A I M Advisors, Inc.; and Vice   N/A"
Secretary                                  President and General Counsel, A I M Capital
                                           Management, Inc.

--------
(3)   Mr. Carome became Senior Vice President of the Company on May 13, 2003.
(5)   Ms. Martin became Secretary of the Company on April 1, 2003.

                           SHORT-TERM INVESTMENTS CO.

                            LIQUID ASSETS PORTFOLIO

                            (CASH MANAGEMENT CLASS)
                             (INSTITUTIONAL CLASS)
                          (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                (RESERVE CLASS)
                                (RESOURCE CLASS)
                                 (SWEEP CLASS)

                         Supplement dated June 12, 2003
       to the Statement of Additional Information dated December 18, 2002 as supplemented January 24, 2003 and April 17, 2003


The following information replaces the eighth paragraph in its entirety under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on page 12 of the Statement of Additional Information:

                  "AIM has voluntarily agreed to waive a portion of advisory fees payable by the Portfolio. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Portfolio's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board of Directors. See "Description of the Portfolio and Its Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies."


The following information replaces in its entirety the fifth paragraph under the heading "BROKERAGE ALLOCATION AND OTHER PRACTICES - BROKERAGE SELECTION" on page 14 of the Statement of Additional Information:

                  "AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and
         (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker- dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts."


The following information replaces paragraphs four through six in their entirety under the heading "DISTRIBUTION OF SECURITIES - DISTRIBUTION PLAN" on page 20 of the Statement of Additional Information:

                  "FMC may from time to time waive or reduce any portion of its 12b-1 fee for Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class or Sweep Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Company.

                  The Portfolio may pay a service fee of up to 0.25% of the average daily net assets of the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class to selected dealers, banks and financial institutions or their affiliates, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Portfolio. Under the terms of a shareholder service agreement, such personal shareholder services include (i) answering customer inquiries regarding the shares of these classes and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment of customer cash account balances in the shares of these classes; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Company may request on behalf of the shares of these classes, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation."

The following information is added at the beginning of the section appearing under the heading "DIRECTORS AND OFFICERS - OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

"Kevin M. Carome(3) - 1956        2003     Director, Senior Vice President and General      N/A"
Senior Vice President                      Counsel, A I M Management Group Inc.
                                           (financial services holding company) and
                                           A I M Advisors, Inc.; and Vice President,
                                           A I M Capital Management, Inc.,
                                           A I M Distributors, Inc. and A I M Fund
                                           Services; Director, Vice President and General
                                           Counsel, Fund Management Company
                                           Formerly:  Senior Vice President and General
                                           Counsel, Liberty Financial Companies, Inc.;
                                           and Senior Vice President and General Counsel,
                                           Liberty Funds Group, LLC

The following information is added at the end of the section appearing under the heading "DIRECTORS AND OFFICERS - OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

"Nancy L. Martin(5) - 1957        2003     Vice President, A I M Advisors, Inc.; and Vice   N/A"
Secretary                                  President and General Counsel, A I M Capital
                                           Management, Inc.

-------
(3)    Mr. Carome became Senior Vice President of the Company on May 13, 2003.
(5)    Ms. Martin became Secretary of the Company on April 1, 2003.

                           SHORT-TERM INVESTMENTS CO.

                             CASH ASSETS PORTFOLIO

                             (INSTITUTIONAL CLASS)

                         Supplement dated June 12, 2003
       to the Statement of Additional Information dated December 18, 2002 as supplemented January 24, 2003 and April 17, 2003


The following information replaces in its entirety the fifth paragraph under the heading "BROKERAGE ALLOCATION AND OTHER PRACTICES - BROKERAGE SELECTION" on page 22 of the Statement of Additional Information:

                  "AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and
         (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker- dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts."


The following information is added at the beginning of the section appearing under the heading "DIRECTORS AND OFFICERS - OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

"Kevin M. Carome(3) - 1956 Senior    2003    Director, Senior Vice President and General       N/A"
Vice President                               Counsel, A I M Management Group Inc. (financial
                                             services holding company) and A I M Advisors,
                                             Inc.; and Vice President, A I M Capital
                                             Management, Inc., A I M Distributors, Inc. and
                                             A I M Fund Services; Director, Vice President
                                             and General Counsel, Fund Management Company
                                             Formerly:  Senior Vice President and General
                                             Counsel, Liberty Financial Companies, Inc.; and
                                             Senior Vice President and General Counsel,
                                             Liberty Funds Group, LLC

The following information is added at the end of the section appearing under the heading "DIRECTORS AND OFFICERS - OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

"Nancy L. Martin(5) - 1957           2003    Vice President, A I M Advisors, Inc.; and Vice    N/A"
Secretary                                    President and General Counsel, A I M Capital
                                             Management, Inc.

--------
(3)    Mr. Carome became Senior Vice President of the Company on May 13, 2003.
(5)    Ms. Martin became Secretary of the Company on April 1, 2003.